SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	Dec. 31, 2014
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Computers and peripheral equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	10.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	0.00%